CORE DEPOSIT INTANGIBLE (Details 1) (USD $)	Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2015	$ 58,000
2016	58,000
2017	58,000
2018	$ 22,000